Provision for de-characterization of dam structures and asset retirement obligations (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Provision For De-characterization Of Dam Structures And Asset Retirement Obligations
Losses in relation to the operational stoppage	$ 10	$ 36	$ 20	$ 79
Asset retirement obligations	$ 1,140		$ 1,140		$ 1,091